Loans from related parties - Loan from Imagination Industries Ltd (Details) £ in Thousands	12 Months Ended
Dec. 31, 2021 GBP (£)
Loans from related parties
As at January 1	£ 6,309
Amounts advanced	2,945
Interest charged	483
Amounts repaid	(737)
Conversion to equity	£ (9,000)